Related Party Transactions (Details) - Schedule of due from related parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties, net
Less: Allowance for credit losses		(44,530)
Tide [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties, net		46
Rongfeng Cui [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties, net		$ 44,484